Document and Entity Information	Mar. 26, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	PERKINELMER INC
Amendment Flag	false
Entity Central Index Key	0000031791
Document Type	8-K
Document Period End Date	Mar. 26, 2020
Entity Incorporation State Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	940 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Commonstock 1parvaluepershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	PKI
Security Exchange Name	NYSE
M 1.875 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2026
Trading Symbol	PKI 21A
Security Exchange Name	NYSE
M 0.600 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.600% Notes due 2021
Trading Symbol	PKI 21B
Security Exchange Name	NYSE